UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number    811-07853
                                                    --------------------

                         Kalmar Pooled Investment Trust
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      Barley Mill House, 3701 Kennett Pike
                              Wilmington, DE 19807
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
           -----------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 302-658-7575
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


    KALMAR
    POOLED
INVESTMENT
     TRUST
----------




                               [GRAPHIC OMITTED]



                                       KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                       REPORT FROM MANAGEMENT
-------------------                                             JANUARY 31, 2005
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


DEAR FELLOW SHAREHOLDERS AND FRIENDS:

Following on the heels of the extremely strong market recovery in 2003, the year 2004 was quite a satisfactory return year for the US stock market -- at least as things finally worked out. That said, virtually all of the year's gains effectively had to wait until the Fourth Quarter. Prior to that, the market was caught in a consolidation/correction, hitting its lows in mid-August and reflecting the tug and pull of a variety of substantial uncertainties and countervailing influences. These included escalating turmoil in Iraq, threats of terrorism, the tight election, rising budgetary and trade deficits, the weakening US dollar, and surging oil and other industrial materials prices, among other factors. On strictly economic grounds, growth was brisk in early 2004, then abruptly down-shifted as both consumers and enterprises retrenched through the summer, and then recovered toward 4% growth moving into '05. The big financial market surprises for the year had to be that, despite the many uncertainties, volatility actually declined AND longer term interest rates ended the year unchanged at a low 4.2% -- despite five Fed discount rate increases plus dollar, budgetary and commodity pressures that normally would have argued for rising rates.

Within the US stock market, 2004 was the sixth straight year of smaller stock outperformance, opening up the largest cumulative excess return of the Russell 2000 over the S&P 500 in our memory. Unlike the recovery year of 2003, within the smaller stock universe non-earnings story stocks plus the smallest, lowest quality companies lagged for the year -- thankfully speaking as quality-oriented fundamentalists. In contrast, however, the very cheapest stocks on a price/earnings ratio basis and the slowest growing companies in terms of projected future growth performed the best -- making comparative outperformance hard to achieve for true growth company managers like Kalmar. Another similar challenge was that many of the better performing stocks for the year were those of commodity cyclical companies that benefited from the China-demand-driven surge in industrial materials prices. While obviously on fire for the moment, these are generally not companies that have the sustainable high demand, high return, high innovation characteristics that make for sustained growth and more consistent investment prosperity. Kalmar naturally focuses on those qualities.

Under the circumstances, in 2004 we are pleased to have generated a 12.81% return for the Kalmar Fund, and as growth investors to have outperformed the Russell 2000 Growth index cumulatively for the last three-year, five-year, and since-inception periods by an enormous amount. Your Fund's one year return, although under the index by itself, appears to rank reasonably well in a peer group comparative sense as less than a third of small growth managers apparently beat the Russell 2000 Growth index last year.

PERFORMANCE  ATTRIBUTION.   (Remember  that  Kalmar  does  not  invest  top-down
sectorally.)

The Fourth Quarter 2004 was both the broadest based and best advance of the year. With the exception of Energy (which sharply led all Russell sector returns on a full year basis), all sectors rose in double digits, paced by a recovery in Technology. The returns of the Russell 2000 and its Growth and Value variants as well as the Kalmar Fund all grouped closely together.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                SINCE
                                                FOURTH      ONE           3 YEAR              5 YEAR          INCEPTION*
TOTAL RETURNS                       DECEMBER    QUARTER    YEAR       CUM        ANN      CUM        ANN      CUM      ANN
------------------------------------------------------------------------------------------------------------------------------

Kalmar Small Cap Fund                 3.89      13.88      12.81     35.17      10.57     56.39      9.36    124.03   11.01
Russell 2000 Index                    2.96      14.09      18.33     38.55      11.48     37.71      6.61    108.33    9.97
...............................................................................................................................

Russell 2000 Growth Index             3.59      15.08      14.31     18.41       5.79    (16.62)    (3.57)    51.09    5.48
...............................................................................................................................

S&P 500 Index                         3.43       9.22      10.92     11.08       3.56    (11.12)    (2.33)    79.27    7.84
Nasdaq Composite Index                3.75      14.69       8.59     11.54       3.71    (46.54)   (11.77)    76.04    7.59
------------------------------------------------------------------------------------------------------------------------------

* INCEPTION DATE 4/11/97


For the Fourth Quarter our most significant relative contributing influences came from our Materials & Processing and Technology exposures, in that order. The powerful outperformance of Kalmar's specific Materials & Processing holdings was impressive given that they are genuine growth businesses, contrasted with the many cyclical companies within the index sector which primarily benefited from surging industrial materials prices, as opposed to the more sustainable competitive advantages inherent in our holdings. Kalmar's Technology holdings enjoyed a strong recovery from weakness earlier in the year on a slight under-weight to the Russell 2000 Growth and over-weight to the Russell 2000.

The Fund's two most significant detracting influences in the Fourth Quarter came from our Energy and Healthcare holdings. Our exploration and production focused Energy stocks temporarily underperformed this, the weakest sector for the quarter, on a modest over-weight, as oil prices pulled back from $55 per barrel all-time highs reached in October. The full year was another story, however, as Energy represented our strongest comparative positive influence. Here our individual companies dramatically outperformed the index constituents in what was the top performing index sector for the year. Healthcare was our second largest relative detractor for the quarter as our stocks modestly underperformed one of the period's weaker index sectors, for nothing more than temporary coincidental reasons.

On a full year 2004 basis, as already described, our Energy holdings (several of which we have owned for a number of years now) were our biggest comparative contributor, rising over 70% versus 50% for the index sector stocks. This was followed in impact by our varied holdings from the Producer Durables sector. A mix of one-off growth businesses discovered and bought bottom-up, as a group they outperformed the index sector stocks 31% to 17% for the year, on a coincidentally modest sectoral over-weight. In a "moral victory" sense, we also make note of the full year impact of our Materials & Processing holdings. While not actually beating the commodity cyclical returns within the indexes for the full year, our Materials sector growth company returns in fact came very close, thus keeping us competitively in the running, so to speak.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


Our full year relative detracting influences were: Our overweight in Technology; the underperformance of our Consumer Discretionary holdings; and our de minimus commitment to Financial Services. Technology was by far the worst performing index sector and, atypically for Kalmar, our specific stocks only performed in-line with the index sector names and, thus, did not counteract the negative effect of our over-weight versus the Russell 2000. We were about equal-weight Technology to the Russell Growth indexes for the full year.

The Fund's Consumer Discretionary holdings, also atypically for us, underperformed the index stocks for the year on an over-weight to the indexes. Mostly our underperformance reflected the impact of higher than expected energy prices on low-end consumer focused specialty retailers, plus execution issues on the part of one management whose stock we sold.

An additional negative influence resulted from our de minimus commitment in Financial Services vis-a-vis the indexes. The Financial Services sector, given its large weighting and strong return, contributed the most to overall Russell returns for the year. Because, in our opinion, it is difficult to qualify true rapid growth companies within this sector, the Kalmar Fund traditionally has been under-weight here, even versus the Russell 2000 Growth index. Our small number of Financial Service holdings did outperform the index stocks by about 50%, but couldn't overcome our sharp under-weight in this, the largest contributing sector. If interest rates do rise as we suspect in 2005, our systematic under-weight here could well prove to be a positive going forward.

Without attempting to gild any lilies with this final attribution comment, one can conclude that -- given the rather "out of sync" sectoral positioning that temporarily resulted from our productive bottom-up company-ownership-oriented investment style -- our holdings in the main made strong progress as businesses for the Fund to have generated the positive returns it did last year. That is one of the enduring benefits of good bottom-up research.

BEST AND WORST PERFORMERS, PORTFOLIO ACTIVITY.

Given the real-time nature of the markets, in order to be more current and thus more meaningful, our comments about specific stock performance and portfolio activity will focus on the Fourth Quarter and December only.

For the last Quarter the Fund's best relative performers compared with the Russell indexes represented a broad mix of growth companies from various sectors. This should not be surprising considering Kalmar's bottom-up style and the fact that all of the Russell economic sectors, save one, had double-digit positive returns for the quarter. A few examples: Avocent, the leading server connectivity management company, was our best absolute (+56%) as well as relative performer for the quarter. The company reported powerful revenue growth and a technology development path for new products that appears very promising. Coldwater Creek, historically a catalog retailer of woman's apparel and accessories, produced another strong growth quarter, beating expectations. Driving the company's growth is its transformation from a catalog-only strategy into a three-legged growth strategy by adding ambitious retail store expansion plus a successful e-tailing platform. Pentair, presently our largest holding, benefited from greater visibility into 2005 and 2006 prospects because of demonstrable revenue and margin improvement. Meanwhile, its stock was also benefited by the acquisition of one of its competitors in the water filtration business, thereby highlighting Pentair's

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


appealing valuation. Penn National Gaming, a new holding, advanced sharply in anticipation of the accretive earnings benefits of its forthcoming Argosy Gaming acquisition. This combination will elevate Penn National into the third largest gaming company in the US.

As to the month of December's best individual performers, in addition to a couple of the previously mentioned stocks, two were particularly strong. Radisys increased 39% in anticipation of new telecommunications standards that should particularly benefit it, as well as from new Wall Street sponsorship. Radisys is an example of a fine technology growth company that had become unjustifiably oversold during the summer. Barr Pharmaceuticals was our best performer in terms of relative impact in December. Barr won FDA approval for the marketing of a number of new generic drugs during the month, re-emphasizing the excitement of its drug development pipeline.

The Fund's worst performers relative to the indexes during the Fourth Quarter were: Covance, where minor profit taking (-3%) occurred after the stock had more than doubled over the last eighteen months. Ultra Petroleum, which underperformed as a result of natural gas and oil price pull-backs during the quarter. Salix Pharmaceuticals, which fell due to concerns over efficacy and prescription trends for one of their newer gastrointestinal drugs, Xifaxan. And Ruby Tuesday, which lowered same store sales expectations because of a change in couponing activity, as well as customer impact from high energy costs.

As to portfolio management activity during the Fourth Quarter, we initiated six new positions, including five in December. Among new holdings are: Tractor Supply, a rapidly growing specialty retailer of farm related equipment, which caters to the needs of the expanding rural life style demographic, and which we owned very profitably several years back. Tidewater, operator of the world's largest fleet of offshore supply vessels, where deep water exploration activity is accelerating because of higher oil prices. And Intermagnetics General, the leading manufacturer of high force MRI magnets and signal receiving coils, which is an under-followed grower in a growth market. In addition, as normal we beefed up several pre-existing positions where our research conviction has increased.

We sold eight positions outright or initiated programs to do so during the Fourth Quarter, including two in December. The December sales were: Community Health Systems, due to concern over slowing growth in 2005, including potentially negative reimbursement policy change; and Luminex, due to a change in its growth strategy and accompanying potential operational risk. Earlier in the quarter we also sold several names which had reached our price objectives, such as Asta Funding, and peeled the profit onion in others to take partial profits, manage risk, and redeploy assets into investments earlier in both their growth and investor-discovery life cycles. A couple of our highly successful exploration and production holdings, for instance, received this treatment.

2004 CAPITAL GAINS DISTRIBUTION AND EXPENSE RATIO CREEP

Unlike the great preponderance of growth funds whose declines in the three year Bear market leading up to 2003 were far more severe than Kalmar's, your Fund did not enter 2004 with a capital loss carryforward which many similar funds did. That, of course, is evidence of genuine investment success on Kalmar's part, but does create greater exposure to capital gains distributions in subsequent years. Accordingly, given its positive return last year, your Fund did

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


have a capital gain distribution on December 31, 2004. This distribution was $0.526 per share and notably was 100% "long term" in nature, besides being quite small in proportion to the Fund's net asset value per share. This tax efficient outcome is a consequence both of Kalmar's consciously longer term investment strategy which results in relatively low portfolio turnover compared to many funds, particularly small cap growth funds, as well as the sensible tax planning strategy we have followed since the Fund's inception.

Shareholders should also be aware that Kalmar management and Fund Trustees continue to be economical in their efforts to maintain a low expense ratio for the Fund. Despite this diligence and and the increase in Fund assets in 2003 and 2004, the Fund's expense ratio has risen gradually in the last two years, as can be seen on page 19. For all intents and purposes, this has been caused solely by the increasing regulatory expense burden that all funds now face -- in many cases like Kalmar's, unjustifiably, given our record of scrupulous compliance and shareholder orientation. That said, the Kalmar Fund's expense ratio remains comparatively very low among the peer group of small cap growth funds, as well as notably below average for equity funds of all kinds.

BRIEF THOUGHTS ON THE OUTLOOK.

Briefly, we offer some of Kalmar's views on the overall outlook, in so far as these things can ever be forecast accurately, while re-emphasizing that Kalmar in actuality manages your Fund's portfolio company by company bottom-up. In 2005 it seems logical to expect: Several percent early year sustainable economic growth, that moderates during the year. Gradually rising interest rates and more slowly increasing inflation, with the Fed continuing to squeeze until real rates clearly go positive and bite a bit later. Better corporate investment and hiring, combined with only modest consumer spending growth. Maintenance of high, volatile energy prices and an on-going trend of dollar weakness with volatile interludes. On going violence and frustration in Iraq and continuation of over-optimistic, over-simplistic policy initiatives at home and abroad from the Bush administration. Continuation of relatively uninteresting returns for large cap stocks, and if the year is up, another year of better small cap returns -- despite near universal prediction of the opposite by market pundits. Likely fairly modest returns for both large and small stocks, but better than bonds. At least one major hedge fund blow-up. Some other comeuppances among "alternative investment strategies". A few things we don't even want to think about. A few things we do, like real jail time for at least one de-frocked ex-CEO and resumption of professional hockey next season. Through it all, a very positive year organizationally for Kalmar Investments -- and a whole lot of hard creative research work that benefits our clients and the Kalmar Fund.

Best Wishes for a healthy, productive, and prosperous New Year in 2005. Good luck and good hunting to all!

                                          Yours faithfully,

                                          /s/ Ford B. Draper, Jr.

                                          Ford B. Draper, Jr., President
                                          KALMAR INVESTMENT ADVISERS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


      KALMAR POOLED INVESTMENT TRUST -- "GROWTH-WITH-VALUE" SMALL CAP FUND
                  GROWTH OF $10,000 VS. THE RUSSELL 2000 INDEX
                   AND THE LIPPER SMALL CAP GROWTH FUND INDEX

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL RETURNS
                             ----------------------

                                                                   Since
                                      1 Year        5 Years      Inception*
                                      ------        -------      ----------
Kalmar Small Cap Fund                  12.81%        9.36%         11.01%
Russell 2000                           18.33%        6.61%          9.97%
Lipper Small Cap Growth                10.79%       (1.51)%         8.62%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

         Kalmar Small Cap Fund      Russell 2000     Lipper Small Cap Growth
         ---------------------      ------------     -----------------------
 4/97           $10,000                $10,000              $10,000
 6/97            12,040                 11,530               11,756
 9/97            14,880                 13,246               13,728
12/97            14,635                 12,802               12,562
 3/98            15,746                 14,090               13,981
 6/98            14,891                 13,433               13,470
 9/98            11,825                 10,727               10,256
12/98            13,513                 12,476               12,683
 3/99            11,750                 11,799               12,270
 6/99            13,513                 13,634               14,019
 9/99            12,787                 12,772               14,273
12/99            14,324                 15,128               20,440
 3/00            16,247                 16,200               24,100
 6/00            17,176                 15,587               22,810
 9/00            17,689                 15,760               22,450
12/00            16,573                 14,671               18,754
 3/01            14,500                 13,717               15,215
 6/01            16,701                 15,677               17,751
 9/01            13,451                 12,417               13,308
12/01            16,573                 15,036               16,322
 3/02            16,766                 15,635               15,034
 6/02            15,883                 14,329               13,917
 9/02            12,993                 11,262               11,202
12/02            13,835                 11,956               11,813
 3/03            13,387                 11,419               11,372
 6/03            15,883                 14,094               14,028
 9/03            17,483                 15,373               15,251
12/03            19,859                 17,606               17,102
 3/04            20,732                 18,708               17,712
 6/04            21,081                 18,796               17,688
 9/04            19,672                 18,259               16,496
12/04            22,403                 20,833               18,948

* The Fund commenced operations on April 11, 1997.

PLEASE BEAR IN MIND THAT INVESTING IN SMALL COMPANIES' STOCKS CAN INVOLVE HIGHER RISK AND VOLATILITY THAN THOSE OF LARGER COMPANIES. THE RUSSELL 2000 INDEX IS AN UNMANAGED STOCK MARKET INDEX AND DOES NOT REFLECT ANY ASSET-BASED CHARGES FOR INVESTMENT MANAGEMENT OR TRANSACTION EXPENSES, NOR DOES THE INDEX REFLECT ANY EFFECTS OF TAXES, FEES OR OTHER TYPES OF CHARGES. THE LIPPER SMALL CAP GROWTH FUND INDEX IS CALCULATED USING A WEIGHTED AGGREGATE COMPOSITE INDEX FORMULA WHICH IS REBASED ANNUALLY. ALSO, PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES MAY FLUCTUATE, SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RESULTS DO NOT REFLECT ANY TAXES THAT A SHAREHOLDER MIGHT HAVE INCURRED AS A RESULT OF DISTRIBUTIONS BY THE FUND. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. DISTRIBUTED BY PFPC DISTRIBUTORS, INC.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                        FUND EXPENSE EXAMPLES
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.


                                                               KALMAR "GROWTH-WITH-VALUE" SMALL-CAP FUND
                                            -----------------------------------------------------------------------------
                                                                                                     EXPENSES PAID DURING
                                            BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE        SIX MONTHS ENDING
                                                  JULY 1, 2004              DECEMBER 31, 2004         DECEMBER 31, 2004*
                                            -----------------------       --------------------        ------------------
Actual                                             $1,000.00                    $1,062.70                    $6.69
Hypothetical (5% return before expenses)           $1,000.00                    $1,018.53                    $6.57

*Expenses are equal to the Fund's annualized expense ratio of 1.26% multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 6.27% for the six-month period of July 1, 2004 to December 31, 2004.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                             PORTFOLIO HOLDINGS SUMMARY TABLE
-------------------                                            DECEMBER 31, 2004
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                        % OF
                                                        NET
                                                       ASSETS           VALUE
                                                       ------       ------------

Common Stock:
   Business Equipment & Services ...........            19.4%       $ 72,691,451
   Capital Goods ...........................            15.7%         58,683,926
   Retail ..................................            14.7%         54,973,602
   Healthcare ..............................            13.3%         49,575,889
   Technology ..............................            13.1%         49,184,825
   Energy ..................................             6.7%         25,250,931
   Consumer Durables .......................             3.9%         14,524,814
   Raw Materials ...........................             3.0%         11,068,490
   Consumer Services .......................             2.1%          7,680,055
   Consumer Non-Durables ...................             1.3%          4,880,129
   Transportation ..........................             0.9%          3,360,188
   Financial Services ......................             0.5%          1,772,597
Money Market Securities ....................             2.6%          9,983,069
                                                       ------       ------------
Total Investments ..........................            97.2%        363,629,966
Other Assets & Liabilities, Net ............             2.8%         10,303,304
                                                       ------       ------------
NET ASSETS .................................           100.0%       $373,933,270
                                                       ======       ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                                      SCHEDULE OF INVESTMENTS
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2004
     SMALL CAP FUND


                                                                       MARKET
                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                       ---------    ------------

COMMON STOCK -- 94.6%

BUSINESS EQUIPMENT & SERVICES -- 19.4%

         BUSINESS EQUIPMENT & SERVICES -- 17.4%
         Acxiom Corp. ...........................        338,470    $  8,901,761
         Alliance Data Systems Corp.* ...........        112,575       5,345,061
         ChoicePoint, Inc.* .....................        138,241       6,357,704
         DeVry, Inc.* ...........................        110,475       1,917,846
         Hewitt Associates, Inc. (A Shares)* ....        161,475       5,168,815
         Insight Enterprises, Inc.* .............        434,412       8,914,134
         Laureate Education, Inc.* ..............        174,175       7,679,376
         MAXIMUS, Inc.* .........................         76,050       2,366,676
         Mobile Mini, Inc.* .....................        146,125       4,827,970
         MPS Group, Inc.* .......................        287,675       3,526,895
         Navigant Consulting, Inc.* .............        219,250       5,832,050
         SI International, Inc.* ................         92,650       2,849,914
         StarTek, Inc. ..........................         47,450       1,349,952
                                                                    ------------
                                                                      65,038,154
                                                                    ------------

         SOFTWARE SERVICES -- 2.0%
         Ceridian Corp.* ........................        247,350       4,521,558
         Fair Isaac Corp. .......................         85,380       3,131,739
                                                                    ------------
                                                                       7,653,297
                                                                    ------------
         TOTAL BUSINESS EQUIPMENT & SERVICES ....                     72,691,451
                                                                    ------------

CAPITAL GOODS -- 15.7%

         CAPITAL EQUIPMENT -- 2.9%
         Actuant Corp. (A Shares)* ..............        109,753       5,723,619
         Donaldson Co., Inc. ....................         96,025       3,128,494
         Excel Technology, Inc.* ................         73,425       1,909,050
                                                                    ------------
                                                                      10,761,163
                                                                    ------------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                         SCHEDULE OF INVESTMENTS -- CONTINUED
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2004
     SMALL CAP FUND


                                                                       MARKET
                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                       ---------    ------------

         ELECTRICAL EQUIPMENT -- 0.4%
         Richardson Electronics, Ltd. ...........        146,425    $  1,553,569
                                                                    ------------

         INDUSTRIAL SERVICES -- 8.5%
         Benchmark Electronics, Inc.* ...........        188,250       6,419,325
         Carlisle Cos., Inc. ....................         82,675       5,367,261
         MSC Industrial Direct Co., Inc.
           (A Shares) ...........................        193,175       6,950,437
         Pentair, Inc. ..........................        295,150      12,856,734
                                                                    ------------
                                                                      31,593,757
                                                                    ------------

         METAL FABRICATION -- 1.3%
         NCI Building Systems, Inc.* ............        130,300       4,886,250
                                                                    ------------

         NON-RESIDENTIAL CONSTRUCTION -- 1.4%
         ElkCorp ................................        155,850       5,333,187
                                                                    ------------

         STORAGE TANK CONSTRUCTION -- 1.2%
         Chicago Bridge & Iron Co. N.V ..........        113,900       4,556,000
                                                                    ------------
         TOTAL CAPITAL GOODS ....................                     58,683,926
                                                                    ------------

CONSUMER DURABLES -- 3.9%

         CONSUMER ELECTRONICS -- 1.2%
         Harman International Industries, Inc. ..         34,100       4,330,700
                                                                    ------------

         MOTOR VEHICLE PARTS -- 2.7%
         Gentex Corp. ...........................        132,200       4,894,044
         TBC Corp.* .............................        190,650       5,300,070
                                                                    ------------
                                                                      10,194,114
                                                                    ------------
         TOTAL CONSUMER DURABLES ................                     14,524,814
                                                                    ------------

CONSUMER NON-DURABLES -- 1.3%

         FOOD & RELATED -- 1.3%
         Performance Food Group Co.* ............        181,350       4,880,129
                                                                    ------------
         TOTAL CONSUMER NON-DURABLES ............                      4,880,129
                                                                    ------------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                         SCHEDULE OF INVESTMENTS -- CONTINUED
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2004
     SMALL CAP FUND


                                                                       MARKET
                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                       ---------    ------------

CONSUMER SERVICES -- 2.1%

         HOTELS & GAMING -- 1.3%
         Penn National Gaming, Inc.* ............         76,750    $  4,647,212
                                                                    ------------

         PUBLISHING -- 0.8%
         Getty Images, Inc.* ....................         44,050       3,032,843
                                                                    ------------
         TOTAL CONSUMER SERVICES ................                      7,680,055
                                                                    ------------

ENERGY -- 6.7%

         PETROLEUM - DOMESTIC -- 4.2%
         Delta Petroleum Corp.* .................        185,175       2,903,544
         Ultra Petroleum Corp.* .................        149,225       7,182,199
         Whiting Petroleum Corp.* ...............        127,075       3,844,019
         XTO Energy, Inc. .......................         48,257       1,707,333
                                                                    ------------
                                                                      15,637,095
                                                                    ------------

         PETROLEUM - FOREIGN -- 0.9%
         Niko Resources, Ltd. ...................         85,225       3,589,956
                                                                    ------------

         PETROLEUM - SERVICES -- 1.6%
         Core Laboratories N.V.* ................         93,200       2,176,220
         Tidewater, Inc. ........................        108,050       3,847,660
                                                                    ------------
                                                                       6,023,880
                                                                    ------------
         TOTAL ENERGY ...........................                     25,250,931
                                                                    ------------

FINANCIAL SERVICES -- 0.5%

         BANKS -- 0.5%
         Boston Private Financial Holdings, Inc.          62,925       1,772,597
                                                                    ------------
         TOTAL FINANCIAL SERVICES ...............                      1,772,597
                                                                    ------------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                         SCHEDULE OF INVESTMENTS -- CONTINUED
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2004
     SMALL CAP FUND


                                                                       MARKET
                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                       ---------    ------------

HEALTHCARE -- 13.3%

         HEALTHCARE - DRUGS -- 2.7%
         Barr Pharmaceuticals, Inc.* ............        151,118    $  6,881,914
         Salix Pharmaceuticals, Ltd.* ...........        171,175       3,010,968
                                                                    ------------
                                                                       9,892,882
                                                                    ------------

         HEALTHCARE - GENERAL -- 4.6%
         Intermagnetics General Corp.* ..........         34,850         885,538
         Providence Service Corp.* ..............         49,600       1,040,112
         ResMed, Inc.* ..........................         92,700       4,736,970
         Respironics, Inc.* .....................        120,550       6,553,098
         SonoSite, Inc.* ........................        116,150       3,943,293
                                                                    ------------
                                                                      17,159,011
                                                                    ------------

         HOSPITAL SUPPLIES & MANAGEMENT -- 4.1%
         America Service Group, Inc.* ...........         81,562       2,183,415
         PSS World Medical, Inc.* ...............        405,350       5,072,955
         Select Medical Corp. ...................        163,675       2,880,680
         United Surgical Partners
           International, Inc.* .................        125,880       5,249,196
                                                                    ------------
                                                                      15,386,246
                                                                    ------------

         MEDICAL LABORATORIES -- 1.9%
         Covance, Inc.* .........................        184,200       7,137,750
                                                                    ------------
         TOTAL HEALTHCARE .......................                     49,575,889
                                                                    ------------

RAW MATERIALS -- 3.0%

         CHEMICALS - SPECIALTY -- 3.0%
         MacDermid, Inc. ........................        166,800       6,021,480
         Rogers Corp.* ..........................        117,100       5,047,010
                                                                    ------------
                                                                      11,068,490
                                                                    ------------
         TOTAL RAW MATERIALS ....................                     11,068,490
                                                                    ------------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                         SCHEDULE OF INVESTMENTS -- CONTINUED
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2004
     SMALL CAP FUND


                                                                       MARKET
                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                       ---------    ------------

RETAIL -- 14.7%

         RESTAURANTS -- 3.2%
         McCormick & Schmick's Seafood
           Restaurants, Inc.* ...................         72,850    $  1,227,522
         Red Robin Gourmet Burgers, Inc.* .......        109,950       5,879,027
         Ruby Tuesday, Inc. .....................        183,575       4,787,636
                                                                    ------------
                                                                      11,894,185
                                                                    ------------

         RETAIL - GENERAL MERCHANDISE -- 1.6%
         Cost Plus, Inc.* .......................        110,950       3,564,824
         Fred's, Inc. ...........................        141,450       2,461,230
                                                                    ------------
                                                                       6,026,054
                                                                    ------------

         RETAIL - SPECIALTY STORE -- 9.9%
         Coldwater Creek, Inc.* .................        174,837       5,397,218
         GameStop Corp. (A Shares)* .............        294,425       6,583,343
         Michaels Stores, Inc. ..................        136,750       4,098,397
         O'Reilly Automotive, Inc.* .............         50,875       2,291,919
         PETsMART, Inc. .........................        217,550       7,729,551
         The Pep Boys - Manny, Moe & Jack .......        358,050       6,111,914
         Tractor Supply Co.* ....................        130,100       4,841,021
                                                                    ------------
                                                                      37,053,363
                                                                    ------------
         TOTAL RETAIL ...........................                     54,973,602
                                                                    ------------

TECHNOLOGY -- 13.1%

         BUSINESS SERVICES -- 0.7%
         Digitas, Inc.* .........................        281,050       2,684,027
                                                                    ------------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                         SCHEDULE OF INVESTMENTS -- CONTINUED
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2004
     SMALL CAP FUND


                                                                       MARKET
                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                       ---------    ------------

         COMMUNICATIONS EQUIPMENT -- 3.0%
         Emulex Corp.* ..........................        134,400    $  2,263,296
         Polycom, Inc.* .........................        112,050       2,613,006
         Tekelec* ...............................        233,675       4,776,317
         Tollgrade Communications, Inc.* ........        142,800       1,747,872
                                                                    ------------
                                                                      11,400,491
                                                                    ------------

         COMPUTERS - PERIPHERALS & SOFTWARE -- 3.9%
         Avocent Corp.* .........................        206,736       8,376,943
         OPNET Technologies, Inc.* ..............        118,225         995,454
         Progress Software Corp.* ...............        158,225       3,694,554
         RadiSys Corp.* .........................         72,875       1,424,706
                                                                    ------------
                                                                      14,491,657
                                                                    ------------

         ELECTRONIC COMPONENTS -- 4.4%
         Aeroflex, Inc.* ........................        574,375       6,961,425
         ATMI, Inc.* ............................        126,725       2,855,114
         International Rectifier Corp.* .........        102,150       4,552,826
         Technitrol, Inc.* ......................        117,875       2,145,325
                                                                    ------------
                                                                      16,514,690
                                                                    ------------

         ELECTRONIC INSTRUMENTS -- 1.1%
         FARO Technologies, Inc.* ...............         29,500         919,810
         FEI Co.* ...............................        151,150       3,174,150
                                                                    ------------
                                                                       4,093,960
                                                                    ------------
         TOTAL TECHNOLOGY .......................                     49,184,825
                                                                    ------------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                         SCHEDULE OF INVESTMENTS -- CONCLUDED
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2004
     SMALL CAP FUND


                                                                       MARKET
                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                       ---------    ------------

TRANSPORTATION -- 0.9%

         LOGISTICS -- 0.9%
         UTI Worldwide, Inc. ....................         49,400    $  3,360,188
                                                                    ------------
         TOTAL TRANSPORTATION ...................                      3,360,188
                                                                    ------------
         TOTAL COMMON STOCK (COST $237,379,706) .                    353,646,897
                                                                    ------------


MONEY MARKET SECURITIES -- 2.6%

MONEY MARKET FUNDS -- 2.6%
         BlackRock Liquidity Funds TempCash Portfolio  4,991,534       4,991,534
         BlackRock Liquidity Funds TempFund Portfolio  4,991,535       4,991,535
                                                                    ------------
                                                                       9,983,069
                                                                    ------------
         TOTAL MONEY MARKET SECURITIES (COST $9,983,069)               9,983,069
                                                                    ------------
         TOTAL INVESTMENTS (Cost $247,362,775) -- 97.2%              363,629,966


         OTHER ASSETS & LIABILITIES, NET -- 2.8%                      10,303,304
                                                                    ------------
         NET ASSETS -- 100.0% ...................                   $373,933,270
                                                                    ============

* Non-income producing security


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                          STATEMENT OF ASSETS AND LIABILITIES
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                                     AS OF
                                                               DECEMBER 31, 2004
                                                               -----------------
ASSETS:
Investment in securities, at market value
   (Cost $247,362,775) ..................................        $363,629,966
Receivables for:
   Investment securities sold ...........................          10,455,821
   Capital shares subscribed ............................           2,717,140
   Dividends ............................................              36,199
Other assets ............................................              31,604
                                                                 ------------
   Total Assets .........................................         376,870,730
                                                                 ------------

LIABILITIES:
Payables for:
   Capital shares redeemed ..............................             907,868
   Investment securities purchased ......................           1,589,688
Advisory fee payable ....................................             307,789
Trustees and Officers fees payable ......................               4,192
Accrued expenses ........................................             127,923
                                                                 ------------
   Total Liabilities ....................................           2,937,460
                                                                 ------------
NET ASSETS ..............................................        $373,933,270
                                                                 ============

NET ASSETS CONSISTED OF:
Shares of beneficial interest ...........................        $    231,205
Additional paid-in capital ..............................         257,444,214
Accumulated net realized loss on investments ............              (9,340)
Net unrealized appreciation on investments ..............         116,267,191
                                                                 ------------

NET ASSETS FOR 23,120,520 SHARES OUTSTANDING ............        $373,933,270
                                                                 ============

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
($373,933,270/23,120,520 outstanding shares of
   beneficial interest, $0.01 par value, unlimited
   authorized shares) ...................................              $16.17
                                                                       ======


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                                      STATEMENT OF OPERATIONS
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                                   FOR THE
                                                              FISCAL YEAR ENDED
                                                              DECEMBER 31, 2004
                                                              -----------------
INVESTMENT INCOME:
   Dividends (net of $5,630 foreign taxes withheld) .........    $ 1,120,515
                                                                 -----------
      Total Income ..........................................      1,120,515
                                                                 -----------

EXPENSES:
   Advisory fee (Note 4) ....................................      3,023,247
   Accounting and Administration fee (Note 4) ...............        332,972
   Transfer agent fee (Note 4) ..............................        159,015
   Legal fee ................................................        106,252
   Trustees' fee (Note 4) ...................................         73,522
   Registration fees ........................................         30,423
   Shareholder reports ......................................         29,970
   Custodian fee (Note 4) ...................................         26,566
   Audit fee ................................................         22,341
   Miscellaneous ............................................         50,270
                                                                 -----------
      Total Expenses ........................................      3,854,578
                                                                 -----------

NET INVESTMENT LOSS .........................................     (2,734,063)
                                                                 -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments .........................     11,673,462
   Net change in unrealized appreciation on investments .....     32,498,450
                                                                 -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .............     44,171,912
                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........    $41,437,849
                                                                 ===========


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                          STATEMENTS OF CHANGES IN NET ASSETS
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                                  FOR THE FISCAL YEARS ENDED
                                                                            DECEMBER 31, 2004    DECEMBER 31, 2003
                                                                            -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss .................................................      $ (2,734,063)         $ (2,135,680)
   Net realized gain on investment transactions ........................        11,673,462            16,096,541
   Net change in unrealized appreciation on investments ................        32,498,450            63,378,206
                                                                              ------------          ------------
      Net increase in net assets resulting from operations .............        41,437,849            77,339,067
                                                                              ------------          ------------
DISTRIBUTION TO SHAREHOLDERS:
   Net realized gains ..................................................       (11,763,930)          (12,678,597)
                                                                              ------------          ------------
SHARE TRANSACTIONS (A):
   Proceeds from shares sold ...........................................       103,813,213            67,302,070
   Proceeds from shares reinvested .....................................        10,539,905            11,125,491
   Cost of shares redeemed .............................................       (40,255,166)          (42,985,333)
                                                                              ------------          ------------
      Net increase in net assets from Fund share
         transactions ..................................................        74,097,952            35,442,228
                                                                              ------------          ------------
TOTAL INCREASE IN NET ASSETS ...........................................       103,771,871           100,102,698
NET ASSETS:
   Beginning of year ...................................................       270,161,399           170,058,701
                                                                              ------------          ------------
   End of year .........................................................      $373,933,270          $270,161,399
                                                                              ============          ============

(A)TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
   Shares sold .........................................................         6,878,279             5,275,800
   Shares reinvested ...................................................           651,013               743,682
   Shares redeemed .....................................................        (2,664,665)           (3,498,900)
                                                                              ------------          ------------
   Net increase in shares ..............................................         4,864,627             2,520,582

   Shares outstanding - Beginning of year ..............................        18,255,893            15,735,311
                                                                              ------------          ------------
   Shares outstanding - End of year ....................................        23,120,520            18,255,893
                                                                              ============          ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                                         FINANCIAL HIGHLIGHTS
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR:

                                                                    FOR THE FISCAL YEARS ENDED DECEMBER 31
                                                           -------------------------------------------------------
                                                            2004          2003        2002         2001     2000
                                                           -------      -------      -------     -------   -------
Net asset value at beginning
   of year ..........................................      $ 14.80      $ 10.81      $ 12.95     $ 12.95   $ 13.41
                                                           -------      -------      -------     -------   -------
INVESTMENT OPERATIONS
Net investment loss .................................       (0.12)       (0.13)       (0.12)      (0.12)    (0.11)
Net realized and
   unrealized gain (loss) on
   investments ......................................         2.02         4.84       (2.02)        0.12      2.24
                                                           -------      -------      -------     -------   -------
      Total from investment
         operations .................................         1.90         4.71       (2.14)          --      2.13
                                                           -------      -------      -------     -------   -------
DISTRIBUTIONS
From net realized gain on
   investments ......................................       (0.53)       (0.72)           --          --    (2.59)
                                                           -------      -------      -------     -------   -------
      Total distributions ...........................       (0.53)       (0.72)           --          --    (2.59)
                                                           -------      -------      -------     -------   -------
Net asset value at end of
   year .............................................      $ 16.17      $ 14.80      $ 10.81     $ 12.95   $ 12.95
                                                           =======      =======      =======     =======   =======
Total return ........................................       12.81%       43.54%     (16.53)%       0.00%    15.70%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses to average net assets ......................        1.27%        1.26%        1.23%       1.23%     1.22%
Net investment loss to average net assets ...........      (0.90)%      (1.03)%      (1.03)%     (0.96)%   (0.82)%
Portfolio turnover rate .............................       23.05%       46.07%       40.50%      47.38%    63.67%
Net assets at end of year
   (000's omitted) ..................................     $373,933     $270,161     $170,059    $208,097  $213,943


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                                NOTES TO FINANCIAL STATEMENTS
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


1. ORGANIZATION. The Kalmar "Growth-With-Value" Small Cap Fund (the "Fund") is a series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware statutory trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2. SIGNIFICANT ACCOUNTING  POLICIES.   The   following  is  a  summary  of   the
significant accounting policies of the Fund.

SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax information has been provided. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.

At December 31, 2004, the tax cost and related gross unrealized appreciation and depreciation were as follows:

           Cost of investments for tax purposes ................   $247,373,606*
                                                                   ------------
           Gross tax unrealized appreciation ...................   $119,523,666
           Gross tax unrealized depreciation ...................      3,267,306
                                                                   ------------
           Net tax unrealized appreciation on investments ......   $116,256,360
                                                                   ============

*The difference between book-basis and tax-basis is attributable to the tax deferral of losses on wash sales.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

TRANSFERS IN-KIND. Upon the Fund's commencement of investment operations, a number of separately managed accounts managed by Kalmar Investment Advisers transferred to the Fund appreciated securities in exchange for Fund shares. These exchanges were conducted on a tax free basis, whereby for purposes of accounting principles generally accepted in the United States, the book cost of any securities transferred in-kind to the Fund is equal to the market value of such securities on their respective dates of contribution to the Fund. For tax purposes, the cost of those securities transferred in-kind to the Fund is equal to the historical cost and tax cost to the Fund. This permanent book/tax difference will cause a difference in book realized capital gains and losses and tax realized capital gains and losses. These differences will be reclassified into paid in capital when realized.

OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments of for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the year ended December 31, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

                   Purchases ..................................     $124,711,025
                   Sales ......................................       65,599,642

4. INVESTMENT ADVISER AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers (the "Adviser") as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), a member of The PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust.

PFPC Distributors, Inc., an affiliate of PFPC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust. PFPC serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


PFPC Trust Company, an indirect subsidiary of PNC Financial Services, serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust.

Certain Trustees and officers of the Trust are also officers of the Adviser. Such Trustees and officers are not paid any fees by the Trust for serving as Trustees or officers of the Trust.

5. DISTRIBUTIONS TO SHAREHOLDERS. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the last two fiscal years were as follows:

                                                               DECEMBER 31, 2004    DECEMBER 31, 2003
                                                               -----------------    -----------------
             Distributions paid from:
             Ordinary income .............................        $        --          $        --
             Long-term capital gain at 20% ...............                 --              115,815
             Long-term capital gain at 15% ...............         11,763,930           12,562,782
                                                                  -----------          -----------
                                                                  $11,763,930          $12,678,597
                                                                  ===========          ===========

At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                   Undistributed ordinary income ..................    $   --
                   Undistributed long-term capital gain ...........     1,492
                                                                       ------
                                                                       $1,492
                                                                       ======

6. RECLASSIFICATION IN THE CAPITAL ACCOUNTS.

The following permanent differences, primarily attributable to a permanent difference between the tax realized capital gain of $11,809,179 and book realized capital gain of $11,673,463, and net operating loss, has been reclassified to the accounts in the chart below as of December 31, 2004. This permanent difference was the result of securities being sold that had a permanent book and tax cost basis difference, which was caused by transfers in-kind (see "Transfers In-Kind" in Note 2).

                                                                 UNDISTRIBUTED NET             ACCUMULATED NET
                                   PAID-IN CAPITAL           INVESTMENT INCOME/(LOSS)       REALIZED GAIN/(LOSS)
                                   ---------------           ------------------------       --------------------
                                    $(2,869,779)                    $2,734,063                    $135,716

7. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
KALMAR POOLED INVESTMENT TRUST:


We have audited the accompanying statement of assets and liabilities of Kalmar Pooled Investment Trust (comprised of Kalmar "Growth-with-Value Small Cap Fund) (the "Fund"), including the schedule of investments, as of December 31, 2004 and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial  highlights  are the  responsibility  of the  Fund's  management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights of the Fund for the periods ended December 31, 2000, December 31, 2001, December 31, 2002 and December 31, 2003 were audited by other auditors whose report, dated February 11, 2004, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2004, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania
February 10, 2005

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                                              FUND MANAGEMENT
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND


Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 463-6670. The address of each Trustee and officer as it relates to the Trust's business is Barley Mill House, 3701 Kennett Pike, Wilmington, DE 19807.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                  TERM OF                                            PORTFOLIOS IN               OTHER
                                 OFFICE AND                                           FUND COMPLEX           TRUSTEESHIPS/
   NAME, DOB, AND              LENGTH OF TIME          PRINCIPAL OCCUPATION(S)         OVERSEEN BY           DIRECTORSHIPS
   POSITION(S) WITH TRUST         SERVED 1               DURING PAST 5 YEARS            TRUSTEE             HELD BY TRUSTEE

------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Wendell Fenton                   Since 1997     Director, Richards, Layton & Finger       1         None
Date of Birth:  May 1939                        (law firm) since 1971.
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Nicholas Giordano                Since 2000     Consultant, financial services            1         Trustee, WT Investment Trust (25
Date of Birth:  Mar. 1943                       organizations since 1997; Interim                   Portfolios) and WT Mutual Fund
Trustee                                         President, LaSalle University from                  (33 Portfolios); Trustee,
                                                1998 to 1999; President and Chief                   Wilmington Low Volatility Fund
                                                Executive Officer, Philadelphia                     of Funds; Trustee, Independence
                                                Stock Exchange from 1981 to 1997.                   Blue Cross (Insurance);
                                                                                                    Director, Selas Corporation of
                                                                                                    America (Industrial process
                                                                                                    furnaces and ovens)
------------------------------------------------------------------------------------------------------------------------------------
David M. Reese, Jr.              Since 1997     Semi-retired since 1996. Portfolio        1         None
Date of Birth:  Jul. 1935                       Manager, Research Analyst for Kalmar
Trustee                                         Investments from 1982 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
David D. Wakefield               Since 1997     Retired private investor since 1997;      1         Director, Townsends Inc. (Food
Date of Birth:  Oct. 1930                       Executive Secretary, Longwood                       products and services)
Trustee                                         Foundation from 1992 to 1997 and
                                                Welfare Foundation from 1992 to
                                                1997.
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Ford B. Draper, Jr. 2            Since 1997     Founder, President, Director, and         1         None
Date of Birth:  May 1942                        Chief Investment Officer of Kalmar
Trustee, Chairman, President,                   Investments since 1982; President,
Principal Accounting Officer                    Kalmar Investment Advisers since
                                                1997.
------------------------------------------------------------------------------------------------------------------------------------

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                                 FUND MANAGEMENT -- CONTINUED
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                  TERM OF                                            PORTFOLIOS IN               OTHER
                                 OFFICE AND                                           FUND COMPLEX           TRUSTEESHIPS/
   NAME, DOB, AND              LENGTH OF TIME          PRINCIPAL OCCUPATION(S)         OVERSEEN BY           DIRECTORSHIPS
   POSITION(S) WITH TRUST         SERVED 1               DURING PAST 5 YEARS            TRUSTEE             HELD BY TRUSTEE

------------------------------------------------------------------------------------------------------------------------------------
                                                    OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Ford B. Draper, III 3            Since 2000     Managing Director, Trading and            N/A       N/A
Date of Birth:  Nov. 1966                       Client Services, Kalmar Investments
Vice President                                  since 1991.
------------------------------------------------------------------------------------------------------------------------------------
Verna Knowles                    Since 1998     Administration Director, Kalmar           N/A       N/A
Date of Birth:  Nov. 1945                       Investments since 1998; Treasurer,
Treasurer and Chief Financial                   Kalmar Investments since 1997;
Officer                                         President, Books & Balances Ltd.
                                                (accounting services) since 1988.
------------------------------------------------------------------------------------------------------------------------------------
Marjorie L. McMenamin            Since 1998     Operations Director, Kalmar               N/A       N/A
Date of Birth:  Aug. 1949                       Investments since 1992; Operations
Secretary                                       Director, Kalmar Investment Advisers
                                                since 1997
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Portmann                Since 2004     Compliance Officer, Kalmar                N/A       N/A
Date of Birth:  Jan. 1967                       Investments since 2004. Mutual Fund
Chief Compliance Officer                        Accounting and Administration
                                                Manager, PFPC Inc. from 1996 to
                                                2004.
------------------------------------------------------------------------------------------------------------------------------------

1 Each Trustee and officer serves for an indefinite term, until his/her successor is elected.
2 Mr. Ford Draper, Jr. is an "interested" Trustee, as defined in the 1940 Act, by reason of his affiliation with Kalmar Investment
  Advisers, the Trust's investment adviser.
3 Ford B. Draper, III is the son of Ford B. Draper, Jr.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                                    OTHER MATTERS (UNAUDITED)
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


1. PROXY VOTING POLICIES AND PROCEDURES. Information regarding how the Fund voted proxies relating to portfolio securities from July 1, 2003 to June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 800-463-6670, by accessing the Adviser's website WWW.KALMARINVESTMENTS.COM, or by accessing the SEC's website at WWW.SEC.GOV.

2. QUARTERLY PORTFOLIO SCHEDULES. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q, which are available on the SEC's website www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. On August 16, 2004, the Trust by action of its Board of Trustees upon the recommendation of its Audit Committee engaged Deloitte & Touche, LLP as the independent registered public accounting firm to audit the Trust's financial statements for the year ending December 31, 2004. During the Trust's fiscal year ended December 31, 2003, the Trust has not consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said item 304).

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------                      SHAREHOLDER TAX INFORMATION (UNAUDITED)
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's fiscal year end (December 31, 2004) as to the U.S. federal tax status of distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended December 31, 2004, the following dividends and distributions per share were paid by the Fund:


                                                     ORDINARY INCOME         CAPITAL GAINS        RETURN OF CAPITAL
                                                     ---------------         -------------        -----------------
Kalmar "Growth-with-Value" Small Cap Fund                 $ --                   $0.53                  $ --

There was no ordinary income dividend paid by the Fund, therefore there are no dividends qualifying for the corporate dividends received deduction.

These amounts are reported to shareholders as income in 2004 with Form 1099-DIV.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                       (WEBSITE)WWW.KALMARINVESTMENTS.COM


                                   DISTRIBUTOR
                             PFPC DISTRIBUTORS, INC.
                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406


                              SHAREHOLDER SERVICES
                                    PFPC INC.
                                  P.O. BOX 9831
                              PROVIDENCE, RI 02940


                                    CUSTODIAN
                               PFPC TRUST COMPANY
                               THE EASTWICK CENTER
                             8800 TINICUM BOULEVARD
                             PHILADELPHIA, PA 19153


                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               1700 MARKET STREET
                             PHILADELPHIA, PA 19103

                         KALMAR POOLED INVESTMENT TRUST
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                              (PHONE) 800-463-6670
                               (FAX) 302-658-7513
                       (WEBSITE)WWW.KALMARINVESTMENTS.COM





KL12 - 12/04


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Nicholas A. Giordano and David D. Wakefield) are "independent," as defined by this Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $18,000 for 2003 and $18,000 for 2004.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $846 for 2003 and $1,000 for 2004.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2003 and $0 for 2004.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2003 and $0 for 2004.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            Pursuant to its charter, the Registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the Registrant. The Audit Committee also pre-approves any non-audit services provided by the Registrant's principal accountant to Kalmar Investment Advisers.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b)  100%

                    (c)  0%

                    (d)  0%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2003 and $0 for 2004.

     (h)  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the  1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule  30a-2(b)  under  the  1940  Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 Kalmar Pooled Investment Trust
            ------------------------------------------------------------------

By (Signature and Title)*    /s/ Ford B. Draper, Jr.
                         -----------------------------------------------------
                             Ford B. Draper, Jr., Chief Executive Officer
                             (principal executive officer)

Date        March 2, 2005
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Ford B. Draper, Jr.
                         -----------------------------------------------------
                             Ford B. Draper, Jr., Chief Executive Officer
                             (principal executive officer)

Date        March 2, 2005
    --------------------------------------------------------------------------


By (Signature and Title)*    /s/ Verna E. Knowles
                         -----------------------------------------------------
                             Verna E. Knowles, Chief Financial Officer
                             (principal financial officer)

Date        March 8, 2005
    --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.